Post-employment benefits - Actuarial Assumptions, Financial Assumptions (Details)	Dec. 31, 2023	Dec. 31, 2022
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	4.20%	4.50%
Rate of compensation increase	3.60%	3.60%
Rate of price inflation	2.90%	3.00%
GB
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	4.50%	4.80%
Rate of price inflation	3.10%	3.30%
Rest of world
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.60%	4.00%
Rate of compensation increase	3.60%	3.60%
Rate of price inflation	2.30%	2.40%